Land Use Right (Details) - Land Use Right - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets
Cost	¥ 620,127,000	¥ 258,734,000
Incentive payment from local government	(15,000,000)	(15,000,000)
Accumulated amortization	(16,240,000)	(4,856,000)
Land use right, net	588,887,000	238,878,000
Total amortization expense	¥ 11,384,000	¥ 2,768,000	¥ 580,000